CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross revenues:
Rental	$ 284,808	$ 277,770	$ 286,758
Advisory and incentive fees	2,012	1,108	1,822
Tenant reimbursements	31,404	30,504	33,929
Total gross revenues	318,224	309,382	322,509
Expense applicable to revenues:
Depreciation and amortization	(158,344)	(151,082)	(150,141)
Property operating	(58,317)	(59,322)	(61,896)
General and administrative	(22,207)	(22,462)	(23,358)
Non-operating income	13,020	11,811	5,432
Interest and amortization expense	(107,470)	(117,598)	(121,160)
Debt satisfaction gains, net	45	212	17,023
Change in value of forward equity commitment	2,030	8,906	7,182
Impairment charges and loan losses	(41,301)	(6,879)	(1,576)
Loss before benefit (provision) for income taxes, equity in earnings (losses) of non-consolidated entities and discontinued operations	(54,320)	(27,032)	(5,985)
Benefit (provision) for income taxes	826	(1,547)	(2,367)
Equity in earnings (losses) of non-consolidated entities	30,334	21,741	(123,176)
Loss from continuing operations	(23,160)	(6,838)	(131,528)
Discontinued operations:
Income (loss) from discontinued operations	3,630	1,977	(670)
Provision for income taxes	(57)	(25)	(89)
Debt satisfaction gains (charges), net	(606)	2,924	11,471
Gains on sales of properties	6,557	14,613	9,134
Impairment charges	(76,142)	(50,061)	(99,590)
Total discontinued operations	(66,618)	(30,572)	(79,744)
Net loss	(89,778)	(37,410)	(211,272)
Less net loss attributable to noncontrolling interests	10,194	4,450	1,120
Net loss attributable to Lexington Realty Trust shareholders	(79,584)	(32,960)	(210,152)
Dividends attributable to preferred shares
Dividends attributable to non-vested common shares	(368)	(264)	(449)
Net loss attributable to common shareholders	(103,721)	(58,096)	(242,876)
Loss per common share–basic and diluted:
Loss from continuing operations	$ (0.32)	$ (0.27)	$ (1.51)
Loss from discontinued operations	$ (0.36)	$ (0.17)	$ (0.71)
Net loss attributable to common shareholders	$ (0.68)	$ (0.44)	$ (2.22)
Weighted-average common shares outstanding–basic and diluted	152,473,336	130,985,809	109,280,955
Amounts attributable to common shareholders:
Loss from continuing operations	(48,262)	(35,793)	(165,469)
Loss from discontinued operations	(55,459)	(22,303)	(77,407)
Net loss attributable to common shareholders	(103,721)	(58,096)	(242,876)
Series B
Dividends attributable to preferred shares
Dividends attributable to preferred shares	(6,149)	(6,360)	(6,360)
Deemed dividend – Series B	(95)	0	0
Series C
Dividends attributable to preferred shares
Dividends attributable to preferred shares	(6,655)	(6,809)	(7,218)
Redemption discount - Series C	833	0	0
Conversion dividend – Series C	0	0	(6,994)
Series D
Dividends attributable to preferred shares
Dividends attributable to preferred shares	$ (11,703)	$ (11,703)	$ (11,703)